Note 15 - Subsequent Events (Details Textual)					1 Months Ended	2 Months Ended	4 Months Ended	6 Months Ended
	Jul. 12, 2023 shares	Jul. 11, 2023 USD ($)	Jul. 07, 2023 USD ($) $ / shares shares	May 15, 2023 USD ($)	May 15, 2023 USD ($)	May 31, 2023 USD ($)	May 12, 2023 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Jul. 18, 2023 shares	Mar. 10, 2023 $ / shares	Mar. 09, 2023	Sep. 30, 2022 $ / shares shares	Jul. 07, 2022	Sep. 30, 2021 $ / shares shares	Nov. 06, 2020 USD ($)	Jun. 04, 2020 USD ($)
Common stock, shares issued (in shares)								1,285,213					1,249,432		1,185,849
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares								$ 0.001			$ 0.001		$ 0.001		$ 0.001
Proceeds from Shareholder Advances | $							$ 538,000	$ 1,228,015	$ 575,000
Common Stock, Shares Authorized								12,000,000					12,000,000		12,000,000
Series 1 Convertible Notes [Member]
Debt Instrument, Face Amount | $																	$ 550,000
Debt Instrument, Interest Rate, Stated Percentage														10.00%			10.00%
Series 2 Convertible Notes [Member]
Debt Instrument, Face Amount | $																$ 1,050,000
Debt Conversion, Principal and Accrued Interest Conversion Multiple											4.5	1.6
In Connection With Near Term Capital Raise [Member]
Proceeds from Shareholder Advances | $						$ 50,000
Single Investor [Member]
Proceeds from Shareholder Advances | $				$ 488,000	$ 488,000
Placement Agent Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								5,358					5,358
Subsequent Event [Member]
Uplist Transaction, Purchase Price Rate Over Price Paid by Investor			4.3
Proceeds from Issuance or Sale of Equity | $			$ 1,850,000
Threshold of Public Offering Price Per Share to Trigger Issuance of Additional Securities | $ / shares			$ 4.00
Maximum Specified Percentage Unless Agreed by Holder			(2500.00%)
Maximum Specified Percentage Unless Agreed by Company			(5000.00%)
Common Stock, Shares Authorized										350,000,000
Percentage of Common Stock Needs for Action by Written Consent										5000.00%
Percentage of Common Stock That Shall Constitute a Quorum at Stockholders Meeting										(3333.33%)
Subsequent Event [Member] | The 2023 Omnibus Equity Incentive Plan [Member]
Common Stock, Shares Authorized										455,169
Subsequent Event [Member] | Finance Agreement [Member] | First Insurance Funding [Member]
Debt Instrument, Face Amount | $		$ 310,000
Debt Instrument, Interest Rate, Stated Percentage		749.00%
Line of Credit Facility, Periodic Payment | $		$ 32,000
Subsequent Event [Member] | Series 1 Convertible Notes [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares)	59,912
Subsequent Event [Member] | In Connection With Near Term Capital Raise [Member]
Payments of Shareholder Advances | $			$ 60,000
Proceeds from Shareholder Advances | $			$ 50,000
Subsequent Event [Member] | Prefunded Warrants [Member]
Class of Warrant or Right, Outstanding			4,996,199
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 0.274
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			4,996,199
Subsequent Event [Member] | Common Warrants [Member]
Class of Warrant or Right, Outstanding			13,490,888
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			13,490,888
Subsequent Event [Member] | Placement Agent Warrants [Member]
Class of Warrant or Right, Percentage of Securities Sold			5.00%
Subsequent Event [Member] | Prefunded Warrants Participating in Uplist Transaction [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 0.001
Class of Warrant or Right, Redemption Price | $ / shares			$ 0.82
The 2023 SPA [Member] | Subsequent Event [Member]
Common stock, shares issued (in shares)			1,749,245
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares			$ 0.001
Common Stock, Purchase Price | $ / shares			$ 0.275
Equity Offering, Placement Agent Fee, Percentage of Gross Proceeds			8.00%
Blank Check Preferred Stock [Member] | Subsequent Event [Member]
Preferred Stock, Shares Authorized										5,000,000